UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500 Lisle, Illinois	60532
(Address of principal executive offices)	(Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Oberweis Emerging Growth Portfolio

Portfolio of Investments

September 30, 2005 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	98.3%
CONSUMER DISCRETIONARY - ADVERTISING AGENCY	9.3%
aQuantive, Inc.		325,174	6,545,753
Focus Media Hldg. Ltd.		162,500	4,345,250
ValueClick, Inc.		217,700	3,720,493
Ventiv Health, Inc.		81,750	2,142,668

			16,754,164

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	2.0%
Audible, Inc.		125,677	1,544,570
Lecg Corp.		90,194	2,074,462

			3,619,032

CONSUMER DISCRETIONARY - CONSUMER ELECTRONICS	1.2%
Jamdat Mobile, Inc.		103,993	2,183,853

CONSUMER DISCRETIONARY - CONSUMER PRODUCTS	1.0%
USANA Health Sciences, Inc.		36,265	1,729,840

CONSUMER DISCRETIONARY - COSMETICS	0.7%
Parlux Fragrances, Inc.		43,782	1,275,807

CONSUMER DISCRETIONARY - RETAIL	1.0%
Stamps.com, Inc.		102,749	1,768,310

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	3.1%
CRA International, Inc.		38,165	1,591,099
Ctrip.com International Ltd.		62,746	4,020,764

			5,611,863

CONSUMER DISCRETIONARY - TEXTILE-APPAREL MANUFACTURES	0.5%
Volcom, Inc.		31,700	887,917

CONSUMER DISCRETIONARY - WHOLESALE	2.6%
Central European Distribution Corp.		110,973	4,726,340

CONSUMER STAPLES - SOFT DRINKS	0.2%
Hansen Natural Corp.		9,300	437,844

FINANCIAL SERVICES - BANKS	0.5%
Mercantile Bank Corp.		20,158	862,561

FINANCIAL SERVICES - DIVERSE	2.3%
Euronet Worldwide, Inc.		141,968	4,200,833

FINANCIAL SERVICES - FINANCIAL SERVICES	0.6%
Tradestation Group, Inc.		104,400	1,058,616

FINANCIAL SERVICES - INSURANCE	1.0%
HealthExtras, Inc.		87,900	1,879,302

FINANCIAL SERVICES - REITS	1.0%
Websidestory, Inc.		97,800	1,733,016

HEALTH CARE - BIOTECHNOLOGY	5.2%
Adeza Biomedical Corp.		121,731	2,119,337
Anika Therapeutics, Inc.		120,109	1,419,688
ArthroCare Corp.		73,124	2,941,047
Kensey Nash Corp.		50,901	1,560,625
Vnus Medical Technologies, Inc.		127,686	1,330,488

			9,371,185

HEALTH CARE - DRUGS & PHARMACEUTICALS	10.2%
First Horizon Pharmaceutical Corp.		79,867	1,586,957
Kos Pharmaceuticals, Inc.		92,098	6,164,119
Salix Pharmaceuticals Ltd.		98,669	2,096,716
SFBC International, Inc.		117,100	5,198,070
United Therapeutics Corp.		49,991	3,489,372

			18,535,234

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	5.5%
Adams Respiratory Therapeutics, Inc.		80,800	2,609,032
Aspect Medical Systems, Inc.		57,871	1,714,718
Hologic, Inc.		22,848	1,319,472
IntraLase Corp.		109,714	1,613,893
Schick Technologies, Inc.		12,800	336,640
Syneron Medical Ltd.		63,382	2,312,175

			9,905,930

HEALTH CARE - FACILITIES	2.9%
American Healthways, Inc.		38,566	1,635,198
LCA-Vision, Inc.		97,405	3,615,674

			5,250,872

HEALTH CARE - MANAGEMENT SERVICES	0.7%
Centene Corp.		50,719	1,269,497

HEALTH CARE - MEDICAL & DENTAL SERVICES	7.2%
American Science and Engineering, Inc.		40,488	2,655,608
Kyphon, Inc.		82,500	3,625,050
Laserscope, Inc.		61,700	1,738,706
LifeCell Corp.		227,814	4,927,617
Shamir Optical Industry Ltd.		3,589	36,428

			12,983,409

HEALTH CARE - SERVICES	0.8%
LHC Group, Inc.		94,447	1,459,206

MATERIALS & PRODUCTION - MISC. MATERIALS & COMMODITIES	3.4%
Ceradyne, Inc.		147,350	5,404,798
Charles & Colvard Ltd.		30,695	766,147

			6,170,945

OTHER ENERGY - MISC.	4.1%
Bronco Drilling Company, Inc.		91,800	2,529,090
Dril-Quip, Inc.		25,400	1,219,200
Veritas DGC, Inc.		99,475	3,642,775

			7,391,065

OTHER ENERGY - OIL CRUDE PRODUCER	5.2%
ATP Oil & Gas Corp.		80,791	2,653,176
Carrizo Oil & Gas, Inc.		174,543	5,114,110
Whiting Petroleum Corp.		35,622	1,561,668

			9,328,954

PRODUCER DURABLES - AEROSPACE	0.7%
MTC Technologies, Inc.		37,212	1,190,040

PRODUCER DURABLES - HOMEBUILDING	1.0%
Desarrolladora Homex S.A. Development Corp.		57,855	1,776,727

PRODUCER DURABLES - MACHINERY-CONSTRUCTION	1.8%
A.S.V., Inc.		146,026	3,307,489

PRODUCER DURABLES - MISC.	1.3%
Turbochef Technologies, Inc.		150,145	2,340,761

TECHNOLOGY - COMMUNICATION TECHNOLOGY	5.9%
Audiocodes Ltd.		174,570	1,922,016
Glenayre Technologies, Inc.		434,511	1,559,894
Inphonic, Inc.		52,672	724,240
Ixia		191,041	2,810,213
Orckit Communications Ltd.		87,547	2,191,301
Talx Corp.		43,053	1,411,708

			10,619,372

TECHNOLOGY - COMPUTER SERVICES SOFTWARE & SYSTEMS	10.2%
Blue Coat Systems, Inc.		53,243	2,315,006
Concur Technologies, Inc.		137,700	1,703,349
Ditgital River, Inc.		29,260	1,019,711
Jupitermedia Corp.		95,984	1,699,877
Merge Technologies, Inc.		90,613	1,548,576
Online Resources, Inc.		163,762	1,732,602
Openwave Systems, Inc.		139,891	2,515,240
PDF Solutions, Inc.		115,135	1,911,241
Rightnow Technologies, Inc.		152,555	2,245,610
Safenet, Inc.		52,382	1,901,990

			18,593,202

TECHNOLOGY - COMPUTER TECHNOLOGY	4.3%
M-Systems Flash Disk Pioneers Ltd.		80,944	2,421,844
Silicon Motion Technology Corp.		134,600	2,059,380
Trident Microsystems, Inc.		101,000	3,212,810

			7,694,034

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	0.9%
Tessera Technologies, Inc.		51,903	1,552,419

Total Common Stocks (Cost: $125,698,192)			$177,469,639

COMMERCIAL PAPER	1.7%
General Electric Capital Corporation		3,000,000
3.65%, due 10-03-05			$3,000,000

Total Commercial Paper (Cost: $3,000,000)			3,000,000

Total Investments (Cost: $128,698,192)			180,469,639
Other Liabilities less Assets	0.0%		(13,274)

Net Assets - 100%			$180,456,365

Oberweis Micro-Cap Portfolio

Portfolio of Investments

September 30, 2005 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	97.6%
CONSUMER DISCRETIONARY - ADVERTISING AGENCY	0.7%
Aptimus, Inc.		22,869	319,023

CONSUMER DISCRETIONARY - CASINOS & GAMBLING	0.9%
Gaming Partners International Corp.		27,788	443,496

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	0.9%
HealthStream, Inc.		13,700	40,415
Traffix, Inc.		65,006	404,987

			445,402

CONSUMER DISCRETIONARY - EDUCATION SERVICES	0.7%
Competitive Technology, Inc.		50,083	332,551

CONSUMER DISCRETIONARY - LEISURE TIME	1.3%
Aldila, Inc.		25,715	623,589

CONSUMER DISCRETIONARY - MISC.	4.3%
Barrett Business Services, Inc.		50,106	1,144,922
Home Solutions of America, Inc.		74,100	365,313
Kenexa Corp.		42,132	527,493

			2,037,728

CONSUMER DISCRETIONARY - RESTAURANTS	0.3%
Mexican Restaurants, Inc.		13,201	132,670

CONSUMER DISCRETIONARY - RETAIL	0.3%
Celebrate Express, Inc.		9,175	128,450

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	2.6%
eDiets.com, Inc.		82,028	337,135
First Advantage Corp.		30,913	908,842

			1,245,977

CONSUMER DISCRETIONARY - TEXTILE APPAREL	2.7%
Tarrant Apparel Group		61,300	192,482
True Religion Apparel, Inc.		64,559	1,074,262

			1,266,744

CONSUMER DISCRETIONARY - WHOLESALE	6.8%
Allion Healthcare, Inc.		42,440	764,344
Central European Distribution Corp.		46,693	1,988,655
Lazare Kaplan International, Inc.		26,094	257,287
Programmer’s Paradise, Inc.		27,272	257,175

			3,267,461

FINANCIAL SERVICES - BANKS	4.1%
Dearborn Bankcorp, Inc.		12,509	321,499
Pinnacle Financial Partners, Inc.		26,291	662,007
St. Joseph Capital Corp.		12,962	421,265
Valley Bancorp, Inc.		15,800	553,158

			1,957,929

FINANCIAL SERVICES - FINANCIAL DATA PRODUCT SERVICES	1.0%
Cybersource Corp.		68,729	452,237

FINANCIAL SERVICES - INSURANCE	1.2%
HealthExtras, Inc.		25,959	555,003

FINANCIAL SERVICES - REITS	1.8%
WebSideStory, Inc.		46,931	831,617

FINANCIAL SERVICES - SAVINGS & LOANS	0.6%
Pulaski Financial Corp.		16,395	290,192

HEALTH CARE - BIOTECHNOLOGY	1.5%
Anika Therapeutics, Inc.		24,408	288,503
Kensey Nash Corp.		13,261	406,582

			695,085

HEALTH CARE - DRUGS & PHARMACEUTICALS	4.2%
American Oriental Bioengineering, Inc.		21,400	97,798
Bentley Pharmaceuticals, Inc.		38,743	462,979
SeraCare Life Sciences, Inc.		18,547	329,395
ViroPharma, Inc.		52,952	1,101,402

			1,991,574

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	8.0%
Fonar Corp.		146,589	158,316
Healthtronics, Inc.		31,540	314,138
Q-Med, Inc.		1,300	16,328
Quality Systems, Inc.		16,400	1,133,076
Somanetics Corp.		85,622	2,140,550

			3,762,408

HEALTH CARE - FACILITIES	5.1%
Health Grades, Inc.		223,272	998,026
Paincare Holdings, Inc.		133,211	499,541
Psychiatric Solutions, Inc.		16,537	896,802

			2,394,369

HEALTH CARE - MANAGEMENT SERVICES	1.8%
Vital Images, Inc.		38,589	858,991

HEALTH CARE - MEDICAL & DENTAL	5.5%
Alpha Pro Tech Ltd.		110,800	308,024
Intricon Corp.		12,800	72,960
Palomar Medical Technologies, Inc.		54,600	1,432,158
Pro-Dex, Inc.		67,574	229,752
Vascular Solutions, Inc.		56,827	562,019

			2,604,913

HEALTH CARE - MISC.	1.2%
A.D.A.M., Inc.		95,813	565,297

HEALTH CARE - SERVICES	0.3%
Dialysis Corporation of America		10,034	129,950

MATERIALS & PRODUCTS - CHEMICALS	0.3%
Flexible Solutions International, Inc.		37,058	143,414

MATERIALS & PRODUCTS - ENGINEERING & CONTRACTING SERVICES	1.7%
VSE Corp.		22,260	779,100

OTHER ENERGY - MISC.	2.7%
ENGlobal Corp.		90,000	630,000
Flotek Industries, Inc.		33,700	631,681

			1,261,681

OTHER ENERGY - OIL CRUDE PRODUCER	6.9%
Arena Resources, Inc.		2,300	56,810
Dawson Geophysical Co.		32,190	973,748
Edge Petroleum, Inc.		32,892	868,020
GMX Resources, Inc.		36,190	950,711
Vaalco Energy, Inc.		101,503	410,072

			3,259,361

PRODUCER DURABLES - CONTROL & FILTER DEVICES	1.3%
Hurco Cos., Inc.		38,652	631,960

PRODUCER DURABLES - ELECTRONICS	4.5%
I.D. Systems, Inc.		73,234	1,452,230
Iris International, Inc.		35,821	660,539

			2,112,769

PRODUCER DURABLES - MACHINERY-CONSTRUCTION	0.4%
Paragon Technologies, Inc.		15,300	166,464

PRODUCER DURABLES - MISC	2.7%
Dynamic Materials Corp.		5,051	221,739
Fuel-Tech N.V.		33,300	308,025
Henry Bros Electronics, Inc.		45,600	262,200
Sun Hydraulics Corp.		19,551	475,089

			1,267,053

TECHNOLOGY - COMMUNICATION	1.1%
Ceragon Networks Ltd.		104,721	503,708

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEM	12.0%
Applix, Inc.		70,500	440,625
Astea International, Inc.		36,966	296,837
Datatrak International, Inc.		66,078	740,734
Merge Technologies, Inc.		41,918	716,379
Moldflow Corp.		15,980	256,080
Pacificnet, Inc.		26,931	193,903
Perficient, Inc.		60,570	500,914
SI International, Inc.		25,424	787,381
Vasco Data Security International, Inc.		127,008	1,151,963
Youbet.com, Inc.		103,693	594,161

			5,678,977

TECHNOLOGY - COMPUTER TECHNOLOGY	4.8%
Ace Comm. Corp.		196,496	530,539
Extended Systems, Inc.		48,692	214,732
LanVision System, Inc.		49,908	271,999
Peerless Systems, Inc.		110,968	665,808
Rimage Corp.		21,575	575,405

			2,258,483

TECHNOLOGY-ELECTRONICS SEMI-CONDUCTORS	0.9%
International Displayworks, Inc.		70,700	419,958

UTILITIES - WASTE & DISPOSAL	0.5%
Hudson Technologies, Inc.		102,600	235,980

Total Common Stocks (Cost: $30,501,080)			$46,051,564

RIGHTS	0.1%
COMPUTER
Militope Group, Inc.		145,500	42,151

Total Rights (Cost: $0)			$42,151

COMMERCIAL PAPER	3.8%
Hong Kong Shanghai Banking Corporation Financial Corporation		1,800,000
3.78%, due 10-04-05			1,800,000

Total Commercial Paper (Cost: $1,800,000)			$1,800,000

Total Investments (Cost: $32,301,080)			47,893,715
Other Liabilities less Assets	(1.5%)		(690,539)

NET ASSETS - 100.0%			$47,203,176

Oberweis Mid-Cap Portfolio

Portfolio of Investments

September 30, 2005 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	97.6%
CONSUMER DISCRETIONARY - ADVERTISING AGENCY	6.5%
aQuantive, Inc.		8,931	179,781
Focus Media Hldg. Ltd.		9,900	264,726
ValueClick, Inc.		8,181	139,813

			584,320

CONSUMER DISCRETIONARY - CONSUMER ELECTRONICS	1.9%
Jamdat Mobile, Inc.		8,084	169,764

CONSUMER DISCRETIONARY - RESTAURANTS	3.8%
Panera Bread Co.		3,748	191,823
The Cheesecake Factory, Inc.		4,732	147,828

			339,651

CONSUMER DISCRETIONARY - RETAIL	2.1%
Coldwater Creek, Inc.		3,200	80,704
Urban Outfitters, Inc.		3,646	107,192

			187,896

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	4.5%
CRA International, Inc.		4,272	178,100
Ctrip.com International Ltd.		3,451	221,140

			399,240

CONSUMER DISCRETIONARY - WHOLESALE	1.9%
Central European Distribution Corp.		4,035	171,851

CONSUMER STAPLES - SOFT DRINKS	0.3%
Hansen Natural Corp.		510	24,011

FINANCIAL SERVICES - DIVERSE FINANCIAL SERVICES	2.2%
Euronet Worldwide, Inc.		6,661	197,099

FINANCIAL SERVICES - INSURANCE	2.2%
Healthextras, Inc.		9,200	196,696

HEALTH CARE - BIOTECH RESEARCH & PRODUCTION	6.3%
Arthrocare Corp.		4,974	200,054
Celgene Corp.		2,994	162,634
Integra Lifesciences Holdings Corp.		5,260	201,248

			563,936

HEALTH CARE - DRUGS & PHARMACEUTICALS	8.9%
American Pharmaceuticals Partners, Inc.		2,786	127,209
Kos Pharmaceuticals, Inc.		4,508	301,720
MGI Pharmaceuticals, Inc.		7,648	177,740
United Therapeutics Corp. Del		2,676	186,785

			793,454

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	4.1%
Adams Respiratory Therapeutics, Inc.		3,256	105,136
Intuitive Surgical, Inc.		3,591	263,184

			368,320

HEALTH CARE - FACILITIES	2.3%
American Healthways, Inc.		2,083	88,319
LCA-Vision, Inc.		3,167	117,559

			205,878

HEALTH CARE - MEDICAL & DENTAL INSTRUMENTS / SUPPLIES	5.2%
Cytyc Corp.		5,731	153,877
Kyphon, Inc.		3,681	161,743
Resmed, Inc.		1,918	152,769

			468,389

HEALTH CARE - MEDICAL & DENTAL SERVICES	1.6%
Laserscope, Inc.		5,102	143,774

MATERIALS & PRODUCERS - MISC. MATERIALS & COMMODITIES	2.7%
Ceradyne, Inc.		6,687	245,279

OTHER ENERGY - CRUDE OIL PRODUCER	1.4%
Ultra Petroleum Corp.		2,271	129,174

OTHER ENERGY - MISC.	8.3%
Dril-Quip, Inc.		1,300	62,400
Helmerich & Payne, Inc.		2,200	132,858
Hydril Co.		2,233	153,273
Oceaneering International, Inc.		2,600	138,866
Patterson-Uti Energy, Inc.		4,016	144,897
Veritas Dgc., Inc.		3,099	113,485

			745,779

PRODUCER DURABLES - MACHINERY-CONSTRUCTION	3.3%
A.S.V., Inc.		8,968	203,125
Terex Corp.		1,819	89,913

			293,038

PRODUCER DURABLES - MACHINERY-INDUSTRIAL	2.7%
Joy Global, Inc.		4,722	238,272

PRODUCER DURABLES - MACHINERY-SPECIALTY	2.1%
JLG Industries, Inc.		5,101	186,646

TECHNOLOGY - COMMUNICATION TECHNOLOGY	3.3%
Ixia		5,829	85,745
J2 Global Communications, Inc.		5,178	209,295

			295,040

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEMS	13.4%
Akamai Technologies, Inc.		14,585	232,631
Navteq Corp.		4,354	217,482
Netease.com, Inc.		2,434	219,084
Openwave Systems, Inc.		11,156	200,585
Safenet, Inc.		4,100	148,871
SRA International, Inc.		5,304	188,186

			1,206,839

TECHNOLOGY - COMPUTER TECHNOLOGY	6.6%
Cogent, Inc.		5,680	134,900
M-Systems Flash Disk Pioneers, Ltd.		5,283	158,067
Nvidia Corp.		3,743	128,310
Trident Microsystems, Inc.		5,242	166,748

			588,025

Total Common Stocks (Cost: $7,400,097)			$8,742,371

Total Investments (Cost: $7,400,097)			8,742,371
Other Assets Less Liabilities	2.4%		212,759

NET ASSETS - 100.0%			$8,955,130

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ JAMES W. OBERWEIS
James W. Oberweis
Principal Executive Officer

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. OBERWEIS
James W. Oberweis
Principal Executive Officer

Date: November 22, 2005

By:	/s/ PATRICK B. JOYCE
Patrick B. Joyce
Principal Financial Officer

Date: November 22, 2005

I, James W. Oberweis, certify that:

1. I have reviewed this report on Form N-Q of The Oberweis Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 22, 2005	/s/ JAMES W. OBERWEIS
James W. Oberweis
President

I, Patrick B. Joyce, certify that:

1. I have reviewed this report on Form N-Q of The Oberweis Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 22, 2005	/s/ PATRICK B. JOYCE
Patrick B. Joyce
Principal Financial Officer